Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net income from continuing operations	$ 218,046	$ 201,671
Net Income / (Loss) from discontinued operations (Note 3)	(27,547)	3,876
Net income:	190,499	205,547
Other comprehensive income / (loss):
Unrealized gain / (loss) on cash flow hedges, net (Notes 19 and 21)	(12,032)	2,268
Reclassification of amount excluded from the interest rate caps assessment of effectiveness based on an amortization approach to Interest and finance costs (Notes 17, 19 and 21)	2,029	3,060
Effective portion of changes in fair value of cash flow hedges (Notes 19 and 21)	0	265
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 21)	31	31
Other comprehensive income / (loss) for the period	(9,972)	5,624
Other comprehensive loss attributable to the non-controlling interest (Notes 19 and 21)	102	0
Other comprehensive income / (loss) attributable to Costamare Inc.	(9,870)	5,624
Total comprehensive income for the period	180,527	211,171
Comprehensive income attributable to the non-controlling interest (Notes 14 and 16)	(1,575)	(1,351)
Total comprehensive income for the period attributable to Costamare Inc.	$ 178,952	$ 209,820